Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.13660%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$794,277.23

Principal:
Principal Collections	$11,614,991.67
Prepayments in Full	$5,829,362.97
Liquidation Proceeds	$241,368.11
Recoveries	$119,829.75
Sub Total	$17,805,552.50
Collections	$18,599,829.73

Purchase Amounts:
Purchase Amounts Related to Principal	$131,357.73
Purchase Amounts Related to Interest	$551.75
Sub Total	$131,909.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,731,739.21

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,731,739.21
Servicing Fee	$262,497.65	$262,497.65	$0.00	$0.00	$18,469,241.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,469,241.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,469,241.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,469,241.56
Interest - Class A-3 Notes	$137,102.40	$137,102.40	$0.00	$0.00	$18,332,139.16
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$18,178,845.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,178,845.16
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$18,125,965.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,125,965.41
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$18,086,340.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,086,340.08
Regular Principal Payment	$17,007,674.97	$17,007,674.97	$0.00	$0.00	$1,078,665.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,078,665.11
Residual Released to Depositor	$0.00	$1,078,665.11	$0.00	$0.00	$0.00
Total		$18,731,739.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,007,674.97
Total					$17,007,674.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,007,674.97	$56.69	$137,102.40	$0.46	$17,144,777.37	$57.15
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$17,007,674.97	$16.16	$382,901.48	$0.36	$17,390,576.45	$16.52

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$116,682,891.12	0.3889430	$99,675,216.15	0.3322507
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$275,012,891.12	0.2613868	$258,005,216.15	0.2452218

Pool Information
Weighted Average APR	3.172%	3.164%
Weighted Average Remaining Term	32.19	31.40
Number of Receivables Outstanding	23,936	23,264
Pool Balance	$314,997,177.40	$296,849,153.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$296,055,446.11	$279,047,771.14
Pool Factor	0.2801669	0.2640255

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$17,801,382.01
Targeted Overcollateralization Amount	$38,843,937.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,843,937.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$330,943.77
(Recoveries)		99	$119,829.75
Net Loss for Current Collection Period			$211,114.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8043%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.3271%
Second Prior Collection Period			0.8898%
Prior Collection Period			1.0756%
Current Collection Period			0.8281%
Four Month Average (Current and Prior Three Collection Periods)			1.0301%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,661	$9,446,797.57
(Cumulative Recoveries)			$1,113,770.39
Cumulative Net Loss for All Collection Periods			$8,333,027.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7412%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,550.09
Average Net Loss for Receivables that have experienced a Realized Loss			$3,131.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.63%	288	$4,850,008.66
61-90 Days Delinquent	0.15%	25	$431,652.01
91-120 Days Delinquent	0.04%	7	$132,144.66
Over 120 Days Delinquent	0.11%	20	$339,524.32
Total Delinquent Receivables	1.94%	340	$5,753,329.65

Repossession Inventory:
Repossessed in the Current Collection Period		17	$304,188.64
Total Repossessed Inventory		20	$392,309.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3020%
Prior Collection Period			0.2632%
Current Collection Period			0.2235%
Three Month Average			0.2629%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 1.00%
13-24 1.75%
25-36 3.25%
37+ 5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3043%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer